Long Term Loan to a Third-Party	12 Months Ended
Dec. 31, 2024
Long Term Loan to a Third-Party [Abstract]
LONG TERM LOAN TO A THIRD-PARTY

NOTE 6 — LONG TERM LOAN TO A THIRD-PARTY

Long term loan to a third-party consisted of the following:

	December 31, 2024	December 31, 2023
Long term loan to a third-party	$2,000,000	$2,066,822
Total long term loan to a third-party	$2,000,000	$2,066,822

Current portion of loan to a third-party	2,000,000	-

Non-current portion of loan to a third-party	-	2,066,822

On April 3, 2023, the Company entered a loan agreement with Liberty Asset Management Capital Limited (the “Borrower”) to lend the Borrower $2.0 million for two years, with a maturity date of April 3, 2025. The loan has a fixed interest rate of 4.5% per annum. The Company recorded interest income of $90,986, $66,822 and $nil for the years ended December 31, 2024, 2023 and 2022, respectively.